Tax Effects Allocated to Each Component of Other Comprehensive Income (Loss) and Adjustments, Excluding Amounts Attributable to Noncontrolling Interests (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Net-of-tax amount
Cumulative effect of applying ASC 715 to opening balance			¥ (418)
Foreign currency translation adjustments	(33,923)	(11,241)	(39,273)
Pension adjustments:
Net change for the year	(4,619)	906	(12,447)
Net unrealized gains (losses) on securities:
Net change for the year	8,863	11,959	(53,258)
Net unrealized gains (losses) on derivative financial instruments:
Net change for the year	63	74	(454)
Other comprehensive income (loss)	(24,572)	3,626	(98,321)
Parent
Before-tax amount
Cumulative effect of applying ASC 715 to opening balance			(709)
Foreign currency translation adjustments	(28,966)	(9,700)	(32,320)
Pension adjustments:
Amount arising during the year	(5,157)	5,784	(15,439)
Reclassification adjustments for gains and losses realized in net income	(3,015)	(3,433)	(3,293)
Net change for the year	(8,172)	2,351	(18,732)
Net unrealized gains (losses) on securities:
Amount arising during the year	14,599	19,533	(99,457)
Reclassification adjustments for gains and losses realized in net income	280	266	9,560
Net change for the year	14,879	19,799	(89,897)
Net unrealized gains (losses) on derivative financial instruments:
Amount arising during the year	252	(119)	(707)
Reclassification adjustments for gains and losses realized in net income	(197)	204	278
Net change for the year	55	85	(429)
Other comprehensive income (loss)	(22,204)	12,535	(141,378)
Tax (expense) or benefit
Cumulative effect of applying ASC 715 to opening balance			291
Foreign currency translation adjustments	105	413	(88)
Pension adjustments:
Amount arising during the year	2,276	(2,830)	4,945
Reclassification adjustments for gains and losses realized in net income	1,366	1,482	1,393
Net change for the year	3,642	(1,348)	6,338
Net unrealized gains (losses) on securities:
Amount arising during the year	(5,998)	(7,842)	40,606
Reclassification adjustments for gains and losses realized in net income	(114)	(110)	(3,887)
Net change for the year	(6,112)	(7,952)	36,719
Net unrealized gains (losses) on derivative financial instruments:
Amount arising during the year	(13)	10	142
Reclassification adjustments for gains and losses realized in net income	10	(32)	(54)
Net change for the year	(3)	(22)	88
Other comprehensive income (loss)	(2,368)	(8,909)	43,057
Net-of-tax amount
Cumulative effect of applying ASC 715 to opening balance			(418)
Foreign currency translation adjustments	(28,861)	(9,287)	(32,408)
Pension adjustments:
Amount arising during the year	(2,881)	2,954	(10,494)
Reclassification adjustments for gains and losses realized in net income	(1,649)	(1,951)	(1,900)
Net change for the year	(4,530)	1,003	(12,394)
Net unrealized gains (losses) on securities:
Amount arising during the year	8,601	11,691	(58,851)
Reclassification adjustments for gains and losses realized in net income	166	156	5,673
Net change for the year	8,767	11,847	(53,178)
Net unrealized gains (losses) on derivative financial instruments:
Amount arising during the year	239	(109)	(565)
Reclassification adjustments for gains and losses realized in net income	(187)	172	224
Net change for the year	52	63	(341)
Other comprehensive income (loss)	¥ (24,572)	¥ 3,626	¥ (98,321)